Statements of Condition Popular, Inc. (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets [Abstract]
Cash and due from banks	$ 535,282,000	$ 452,373,000	$ 677,330,000	$ 784,987,000
Money market investments	1,376,174,000	979,295,000
Investment securities available-for-sale, at fair value	5,009,823,000	5,236,852,000	6,694,714,000
Investment securities held-to-maturity, at amortized cost	125,383,000	122,354,000	212,962,000
Other investment securities, at lower of cost or realizable value	179,880,000	163,513,000
Allowance for loan losses	815,308,000	793,225,000
Premises and equipment, net	538,486,000	545,453,000
Investment in equity investees	313,152,000	299,185,000
Total assets	37,348,432,000	38,814,998,000	34,736,325,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Other short-term borrowings	296,200,000	364,222,000
Notes Payable	1,856,372,000	4,170,183,000
Other liabilities	1,193,883,000	1,305,312,000
Total stockholders' equity	3,918,753,000	3,800,531,000	2,538,817,000	3,268,364,000
Total liabilities and stockholders' equity	37,348,432,000	38,814,998,000
Popular, Inc. Holding Co.
Assets [Abstract]
Cash and due from banks	6,365,000	1,638,000	1,174,000	2,000
Money market investments	42,239,000	1,000
Investment securities available-for-sale, at fair value	35,700,000	35,263,000
Investment securities held-to-maturity, at amortized cost	185,000,000	210,872,000
Other investment securities, at lower of cost or realizable value	10,850,000	10,850,000
Investments In Bppr And Subsidiaries At Equity	2,626,951,000	2,521,684,000
Investments In Popular International Bank And Subsidiaries At Equity	1,241,170,000	1,193,413,000
Investments In Other Subsidiaries At Equity	119,166,000	121,161,000
Advances To Subsidiaries	193,900,000	412,200,000
Loans to affiliate	53,214,000	61,460,000
Loans Gross Carrying Amount Excluding Loans To Subsidiaries And Affiliates	2,501,000	2,422,000
Allowance for loan losses	8,000	60,000
Premises and equipment, net	2,533,000	2,830,000
Investment in equity investees	195,193,000	181,009,000
Other Assets Holding Company Only	24,750,000	67,264,000
Total assets	4,739,524,000	4,822,007,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Other short-term borrowings	0	0
Notes Payable	760,849,000	835,793,000
Other liabilities	59,922,000	185,683,000
Total stockholders' equity	3,918,753,000	3,800,531,000
Total liabilities and stockholders' equity	$ 4,739,524,000	$ 4,822,007,000